Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 834	$ 2,956
Short-term deposits	4,600	3,000
Cash and cash equivalents	$ 5,434	$ 5,956	$ 14,455	$ 33,453